Leases (Details)	12 Months Ended
Dec. 31, 2023
Leases [Line Items]
Assets and liabilities leases term	12 months
Minimum [Member]
Leases [Line Items]
Finance leases term	3 years
Operating lease terms	2 years
Maximum [Member]
Leases [Line Items]
Finance leases term	5 years
Operating lease terms	7 years